Related party transactions - Narrative (Details) - Chief Executive Officer And Excom Members € in Thousands	12 Months Ended
Mar. 31, 2025 EUR (€)
Disclosure of transactions between related parties [line items]
Transaction Bonus Agreement, amount	€ 10,000
Transaction Bonus Agreement, expiration time	1 year
Shift4 Payments, Inc
Disclosure of transactions between related parties [line items]
Retention Bonus Agreement, period	1 year
Retention Bonus Agreement, amount	€ 10,000